Other income	12 Months Ended
Dec. 31, 2024
Other income
Other income

18. Other Income

	2024	2023	2022

	(€ in thousands)
Net gain on divestment of intellectual property	—	2,931	—
Grant income	640	75	699
Other income	—	5	66
	640	3,011	765

In January 2024, the Company entered into an agreement with RSRT that focuses on the design and development of editing oligonucleotides (“EONs”) using the Company’s Axiomer technology platform targeting the transcription factor Methyl CpG binding protein 2 (“MECP2”) and correcting mutations of interest. Under the agreement, RSRT awarded the Company up to € 1,015,000 as a research grant for the initial phase of the project that was received during 2024, out of which € 640,000 was recognized as Other income during 2024 and the remaining part recorded as Deferred income. As further described in Note 26, in December 2024, the Company expanded partnership with RSRT to include an additional $ 8,150,000 in funding from the RSRT to support the advancement of the selected candidates into clinical trials.

In December 2023, ProQR completed the divestment of its late-stage ophthalmic intellectual property assets, sepofarsen and ultevursen, to Théa. Under the terms of the agreement, ProQR received an initial payment of  € 8,000,000. The Company incurred costs directly associated to the transaction amounting to € 5,069,000. The net gain on the divestment amounting to € 2,931,000 was recognized in other income. Costs directly associated to the transaction include the partial repayment of grant income received from Foundation Fighting Blindness (“FFB”) for the development of ultevursen (€ 1,117,000), financial advisory fees (€ 2,715,000), incentive payments (€ 913,000), assignment and success fees (€ 260,000), and other costs (€ 64,000).

In February, 2018, the Company entered into a partnership agreement with FFB, under which FFB agreed to provide funding of $ 7,500,000 for the preclinical and clinical development of ultevursen for Usher syndrome type 2A targeting mutations in exon 13. FFB grant income amounted to € nil in 2023 compared to € 594,000 in 2022 and € 977,000 in 2021. Grant income in 2024, 2023 and 2022 further includes income from grants received from various institutions.